Supplemental Guarantor Financial Information - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 161,973	$ 182,552	$ 201,273
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	(8,875)	0	0
Purchases of property and equipment	(39,126)	(45,880)	(43,062)
Cash paid for minority investments	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from note receivable	0	0	0
Proceeds from sale of assets	51,001	6	530
Purchases of intangible assets	0	(8)	(1,966)
Net cash (used in) provided by investing activities	3,000	(45,882)	(44,498)
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	0	1,580,305	1,693,007
Repayments of term loans	(130,980)	(1,681,094)	(1,797,634)
Payment of financing costs	0	(1,580)	(6,304)
Payment of deferred consideration	(2,500)	(4,500)	(5,433)
Payment of redeemable non-controlling interest liability	0	0	(25,000)
Principal payments on financed equipment	(8,189)	(7,439)	(7,390)
Proceeds from exercise of stock options	31	887	2,049
Capital investments from minority partner			0
Intercompany loans and investments	0	0	0
Net cash used in financing activities	(141,638)	(113,421)	(146,705)
Net effect of exchange rate on cash and cash equivalents and restricted cash	(914)	(1,791)	2,150
Net increase (decrease) in cash and cash equivalents and restricted cash	22,421	21,458	12,220
Cash and cash equivalents and restricted cash:
Beginning of period	90,576	69,118	56,898
End of period	112,997	90,576	69,118
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	0	0	0
Purchases of property and equipment	0	0	0
Cash paid for minority investments	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from note receivable	0	0	0
Proceeds from sale of assets	0	0	0
Purchases of intangible assets	0	0	0
Net cash (used in) provided by investing activities	0	0	0
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	0	0	0
Repayments of term loans	0	0	0
Payment of financing costs	0	0	0
Payment of deferred consideration	0	0	0
Payment of redeemable non-controlling interest liability			0
Principal payments on financed equipment	0	0	0
Proceeds from exercise of stock options	0	0	0
Capital investments from minority partner			0
Intercompany loans and investments	0	0	0
Net cash used in financing activities	0	0	0
Net effect of exchange rate on cash and cash equivalents and restricted cash	0	0	0
Net increase (decrease) in cash and cash equivalents and restricted cash	0	0	0
Cash and cash equivalents and restricted cash:
Beginning of period	0	0	0
End of period	0	0	0
Parent | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(1,609)	0	12
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	0	0	0
Purchases of property and equipment	0	0	0
Cash paid for minority investments	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from note receivable	0	0	0
Proceeds from sale of assets	0	0	0
Purchases of intangible assets	0	0	0
Net cash (used in) provided by investing activities	0	0	0
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	0	0	0
Repayments of term loans	0	0	0
Payment of financing costs	0	0	0
Payment of deferred consideration	0	0	0
Payment of redeemable non-controlling interest liability			0
Principal payments on financed equipment	0	0	0
Proceeds from exercise of stock options	31	887	2,049
Capital investments from minority partner			0
Intercompany loans and investments	1,752	(958)	(1,972)
Net cash used in financing activities	1,783	(71)	77
Net effect of exchange rate on cash and cash equivalents and restricted cash	0	0	0
Net increase (decrease) in cash and cash equivalents and restricted cash	174	(71)	89
Cash and cash equivalents and restricted cash:
Beginning of period	21	92	3
End of period	195	21	92
Issuer | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(97,558)	(103,123)	(82,189)
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	0	0	0
Purchases of property and equipment	0	0	0
Cash paid for minority investments	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from note receivable	0	0	0
Proceeds from sale of assets	0	0	0
Purchases of intangible assets	0	0	0
Net cash (used in) provided by investing activities	0	0	0
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	0	1,580,305	1,693,007
Repayments of term loans	(130,980)	(1,681,094)	(1,797,634)
Payment of financing costs	0	(1,580)	(6,304)
Payment of deferred consideration	0	0	0
Payment of redeemable non-controlling interest liability			0
Principal payments on financed equipment	0	0	0
Proceeds from exercise of stock options	0	0	0
Capital investments from minority partner			0
Intercompany loans and investments	228,537	205,491	193,119
Net cash used in financing activities	97,557	103,122	82,188
Net effect of exchange rate on cash and cash equivalents and restricted cash	0	0	0
Net increase (decrease) in cash and cash equivalents and restricted cash	(1)	(1)	(1)
Cash and cash equivalents and restricted cash:
Beginning of period	2	3	4
End of period	1	2	3
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	261,442	246,188	281,416
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	(8,875)	0	0
Purchases of property and equipment	(39,126)	(45,694)	(38,731)
Cash paid for minority investments	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from note receivable	0	0	0
Proceeds from sale of assets	51,000	6	530
Purchases of intangible assets	0	(8)	(1,933)
Net cash (used in) provided by investing activities	2,999	(45,696)	(40,134)
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	0	0	0
Repayments of term loans	0	0	0
Payment of financing costs	0	0	0
Payment of deferred consideration	(2,500)	(4,500)	(4,550)
Payment of redeemable non-controlling interest liability			(25,000)
Principal payments on financed equipment	(8,189)	(7,439)	(7,390)
Proceeds from exercise of stock options	0	0	0
Capital investments from minority partner			0
Intercompany loans and investments	(235,805)	(181,755)	(188,367)
Net cash used in financing activities	(246,494)	(193,694)	(225,307)
Net effect of exchange rate on cash and cash equivalents and restricted cash	0	0	0
Net increase (decrease) in cash and cash equivalents and restricted cash	17,947	6,798	15,975
Cash and cash equivalents and restricted cash:
Beginning of period	64,427	57,629	41,654
End of period	82,374	64,427	57,629
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(302)	39,487	2,034
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	0	0	0
Purchases of property and equipment	0	(186)	(4,331)
Cash paid for minority investments	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from note receivable	0	0	0
Proceeds from sale of assets	1	0	0
Purchases of intangible assets	0	0	(33)
Net cash (used in) provided by investing activities	1	(186)	(4,364)
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	0	0	0
Repayments of term loans	0	0	0
Payment of financing costs	0	0	0
Payment of deferred consideration	0	0	(883)
Payment of redeemable non-controlling interest liability			0
Principal payments on financed equipment	0	0	0
Proceeds from exercise of stock options	0	0	0
Capital investments from minority partner			0
Intercompany loans and investments	5,516	(22,778)	(2,780)
Net cash used in financing activities	5,516	(22,778)	(3,663)
Net effect of exchange rate on cash and cash equivalents and restricted cash	(914)	(1,791)	2,150
Net increase (decrease) in cash and cash equivalents and restricted cash	4,301	14,732	(3,843)
Cash and cash equivalents and restricted cash:
Beginning of period	26,126	11,394	15,237
End of period	$ 30,427	$ 26,126	$ 11,394